UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Manager Small Cap Growth Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	27.36%
Technology	18.24
Industrial	12.59
Consumer, Cyclical	11.02
Financial	7.09
Communications	6.43
Basic Materials	1.10
Energy	1.00
Short Term Investments	15.17
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$ 950.90	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Initial Class
Actual	$1,000.00	$ 949.80	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.27
* Expenses are equal to the Fund's annualized expense ratio of 0.90% for the Institutional Class and 1.25% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.24%
5,763	American Vanguard Corp	$ 87,079
5,527	Ferro Corp(a)	73,951
1,152	Innophos Holdings Inc	48,626
5,067	Koppers Holdings Inc(a)	155,709
1,191	Minerals Technologies Inc	67,649
8,590	Steel Dynamics Inc	210,455
		643,469
Communications — 7.29%
6,461	8x8 Inc(a)	94,395
8,299	A10 Networks Inc(a)	53,695
757	Acacia Communications Inc(a)(b)	30,235
2,945	AVG Technologies NV(a)	55,926
4,676	CalAmp Corp(a)	69,252
10,746	Ciena Corp(a)	201,487
3,573	Cogent Communications Holdings Inc	143,134
1,408	Comscore Inc(a)	33,623
2,582	Entravision Communications Corp Class A	17,351
5,836	Etsy Inc(a)	55,967
3,492	FTD Cos Inc(a)	87,160
4,686	Gigamon Inc(a)	175,210
3,229	Gogo Inc(a)(b)	27,091
12,640	Houghton Mifflin Harcourt Co(a)	197,563
3,687	IDT Corp Class B	52,319
22,263	Infinera Corp(a)	251,127
8,117	Inteliquent Inc	161,447
1,405	InterDigital Inc	78,230
5,012	Ixia (a)	49,218
8,400	Marketo Inc(a)	292,488
5,150	Media General Inc(a)	88,528
1,889	Nexstar Broadcasting Group Inc Class A(b)	89,879
9,440	Pandora Media Inc(a)	117,528
1,924	Plantronics Inc	84,656
14,993	Rubicon Project Inc(a)	204,654
6,270	Shopify Inc Class A(a)	192,865
10,142	ShoreTel Inc(a)	67,850
2,122	Sinclair Broadcast Group Inc Class A	63,363
1,369	Stamps.com Inc(a)	119,678
1,689	Ubiquiti Networks Inc(a)(b)	65,297
5,763	Web.com Group Inc(a)	104,771
7,370	West Corp	144,894
3,803	Wix.com Ltd(a)	115,421
6,894	Zendesk Inc(a)(b)	181,864
		3,768,166
Consumer, Cyclical — 12.49%
4,345	American Axle & Manufacturing Holdings Inc(a)	62,916
932	American Woodmark Corp(a)	61,866
2,420	Beacon Roofing Supply Inc(a)	110,037
1,332	Big Lots Inc	66,747
Shares		Fair Value
Consumer, Cyclical — (continued)
4,040	Boyd Gaming Corp(a)	$ 74,336
1,729	Brinker International Inc(b)	78,721
617	Buffalo Wild Wings Inc(a)	85,732
3,330	Burlington Stores Inc(a)	222,144
3,226	Caleres Inc	78,101
1,381	Cedar Fair LP	79,849
1,956	Cheesecake Factory Inc	94,162
9,280	Chico's FAS Inc	99,389
1,577	Children's Place Inc	126,444
2,223	Chuy's Holdings Inc(a)(b)	76,938
2,650	Cooper Tire & Rubber Co	79,023
1,267	Cooper-Standard Holding Inc(a)	100,080
6,138	Copart Inc(a)	300,823
11,890	Del Taco Restaurants Inc(a)	108,199
4,410	Diamond Resorts International Inc(a)(b)	132,124
4,460	Dick's Sporting Goods Inc	200,968
2,304	DSW Inc Class A	48,799
3,961	Duluth Holdings Inc Class B(a)(b)	96,886
2,881	Ethan Allen Interiors Inc(b)	95,188
4,707	Express Inc(a)	68,299
12,919	Extended Stay America Inc	193,139
4,359	Fox Factory Holding Corp(a)	75,716
1,226	G-III Apparel Group Ltd(a)	56,053
6,551	Gentherm Inc(a)	224,372
4,447	H&E Equipment Services Inc	84,626
1,573	iRobot Corp(a)	55,181
7,557	Kate Spade & Co(a)	155,750
9,092	LGI Homes Inc(a)(b)	290,398
11,561	Lions Gate Entertainment Corp(b)	233,879
4,670	Malibu Boats Inc Class A(a)	56,414
2,369	Marcus Corp	49,986
3,687	MCBC Holdings Inc	40,741
4,820	Mobile Mini Inc	166,965
4,841	National CineMedia Inc	74,939
4,208	Ollie's Bargain Outlet Holdings Inc(a)	104,737
853	Oxford Industries Inc	48,297
13,220	Party City Holdco Inc(a)(b)	183,890
5,858	Penn National Gaming Inc(a)	81,719
2,923	PetMed Express Inc	54,835
3,227	Planet Fitness Inc Class A(a)	60,926
5,186	Regal Entertainment Group Class A(b)	114,299
1,335	Restoration Hardware Holdings Inc(a)(b)	38,288
2,283	Ruth's Hospitality Group Inc	36,414
5,950	SeaWorld Entertainment Inc(b)	85,264
995	Shake Shack Inc Class A(a)(b)	36,248
1,789	SiteOne Landscape Supply Inc(a)(b)	60,808
9,587	Sportsman's Warehouse Holdings Inc(a)	77,271
1,843	Steven Madden Ltd(a)	62,994
1,760	Tempur Sealy International Inc(a)(b)	97,363
3,190	Tower International Inc	65,650
1,922	Universal Electronics Inc(a)	138,922
2,719	Vera Bradley Inc(a)	38,528
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,607	Visteon Corp	$ 105,757
20,835	Wabash National Corp(a)	264,605
6,730	William Lyon Homes Class A(a)(b)	108,488
2,650	Wolverine World Wide Inc	53,848
6,509	Zoe's Kitchen Inc(a)	236,081
		6,461,162
Consumer, Non-Cyclical — 31.02%
1,795	ACADIA Pharmaceuticals Inc(a)(b)	58,266
2,154	Acceleron Pharma Inc(a)	73,193
21,950	Accuray Inc(a)(b)	113,921
3,490	Adeptus Health Inc Class A(a)(b)	180,293
798	Agios Pharmaceuticals Inc(a)(b)	33,432
2,177	Akorn Inc(a)	62,012
4,571	Alarm.com Holdings Inc(a)	117,155
6,255	Albany Molecular Research Inc(a)(b)	84,067
3,230	Alder Biopharmaceuticals Inc(a)(b)	80,653
2,098	Alnylam Pharmaceuticals Inc(a)(b)	116,418
3,018	AMAG Pharmaceuticals Inc(a)(b)	72,191
6,070	AMN Healthcare Services Inc(a)	242,618
16,898	Amplify Snack Brands Inc(a)(b)	249,245
872	Amsurg Corp(a)	67,615
2,133	Analogic Corp	169,446
1,186	ANI Pharmaceuticals Inc(a)(b)	66,203
3,667	Applied Genetic Technologies Corp(a)	51,815
10,835	Aralez Pharmaceuticals Inc(a)	35,756
3,687	Ardelyx Inc(a)	32,188
7,492	ARIAD Pharmaceuticals Inc(a)(b)	55,366
9,230	AtriCure Inc(a)	130,420
1,612	BioSpecifics Technologies Corp(a)	64,383
3,128	Blueprint Medicines Corp(a)(b)	63,342
1,919	Calavo Growers Inc	128,573
2,134	Cambrex Corp(a)	110,392
9,580	Capital Senior Living Corp(a)	169,279
24,372	Cardiome Pharma Corp(a)	125,028
1,958	Cardtronics Inc(a)	77,948
4,850	Cempra Inc(a)(b)	79,977
1,906	Centene Corp(a)	136,031
8,650	Central Garden & Pet Co Class A(a)	187,791
5,490	Cepheid Inc(a)	168,818
32,010	Cerus Corp(a)(b)	199,742
1,367	Charles River Laboratories International Inc(a)	112,695
1,498	Chemed Corp	204,192
3,997	Coherus Biosciences Inc(a)(b)	67,509
1,498	CONMED Corp	71,500
4,793	Cotiviti Holdings Inc(a)	101,276
1,461	Cynosure Inc Class A(a)	71,070
1,400	Deluxe Corp	92,918
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
2,304	Depomed Inc(a)	$ 45,204
4,326	DexCom Inc(a)	343,182
9,130	Dynavax Technologies Corp(a)(b)	133,115
459	Eagle Pharmaceuticals Inc(a)(b)	17,805
3,683	Emergent BioSolutions Inc(a)	103,566
5,786	Endo International PLC(a)	90,204
5,532	Endologix Inc(a)(b)	68,929
8,060	Ensign Group Inc	169,341
2,304	Entellus Medical Inc(a)	42,094
5,288	Exact Sciences Corp(a)(b)	64,778
4,594	Five Prime Therapeutics Inc(a)	189,962
8,377	Flexion Therapeutics Inc(a)(b)	125,362
3,133	Foundation Medicine Inc(a)(b)	58,462
9,524	GenMark Diagnostics Inc(a)(b)	82,859
2,311	Genomic Health Inc(a)	59,843
3,091	Glaukos Corp(a)	90,134
3,687	Globus Medical Inc Class A(a)	87,861
2,842	Greatbatch Inc(a)	87,903
2,315	Hain Celestial Group Inc(a)	115,171
3,871	Halozyme Therapeutics Inc(a)(b)	33,407
2,153	Halyard Health Inc(a)	70,016
11,941	HealthEquity Inc(a)	362,827
2,766	HealthSouth Corp	107,376
6,569	Horizon Pharma PLC(a)(b)	108,191
3,326	ICF International Inc(a)	136,033
4,310	ICON PLC(a)	301,743
1,729	ICU Medical Inc(a)	194,945
2,420	Immune Design Corp(a)(b)	19,747
3,851	Impax Laboratories Inc(a)	110,986
2,093	INC Research Holdings Inc Class A(a)	79,806
6,057	Inogen Inc(a)	303,516
3,802	Inotek Pharmaceuticals Corp(a)	28,287
1,450	Insperity Inc	111,984
2,226	Insys Therapeutics Inc(a)(b)	28,804
1,190	Integra LifeSciences Holdings Corp(a)	94,938
951	Intra-Cellular Therapies Inc(a)(b)	36,918
2,980	Intrexon Corp(a)(b)	73,338
2,881	Jazz Pharmaceuticals PLC(a)	407,114
1,313	John B Sanfilippo & Son Inc	55,973
7,058	K2M Group Holdings Inc(a)	109,540
4,500	KAR Auction Services Inc	187,830
1,958	Landauer Inc	80,591
3,457	Lannett Co Inc(a)(b)	82,242
4,229	LDR Holding Corp(a)	156,262
2,586	Lendingtree Inc(a)(b)	228,421
2,580	LifePoint Health Inc(a)	168,655
690	Ligand Pharmaceuticals Inc(a)(b)	82,296
1,841	Medicines Co(a)(b)	61,913
8,991	Merrimack Pharmaceuticals Inc(a)	48,461
10,385	MiMedx Group Inc(a)(b)	82,872
459	Molina Healthcare Inc(a)	22,904
2,270	Monro Muffler Brake Inc	144,281
1,612	Myriad Genetics Inc(a)	49,327
3,824	NanoString Technologies Inc(a)(b)	48,182
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,696	Natera Inc(a)	$ 92,852
1,222	Neurocrine Biosciences Inc(a)	55,540
2,881	Nevro Corp(a)(b)	212,503
4,495	Novavax Inc(a)(b)	32,679
7,932	Novocure Ltd(a)(b)	92,566
2,534	Nutraceutical International Corp(a)	58,662
3,834	NxStage Medical Inc(a)	83,121
3,391	Omega Protein Corp(a)	67,786
9,707	On Assignment Inc(a)	358,674
2,642	Ophthotech Corp(a)	134,821
6,199	OraSure Technologies Inc(a)	36,636
20,762	Pacific Biosciences of California Inc(a)(b)	146,061
5,294	Pacira Pharmaceuticals Inc(a)(b)	178,567
1,381	Paylocity Holding Corp(a)	59,659
1,173	Penumbra Inc(a)	69,794
4,234	PharMerica Corp(a)	104,410
4,905	Portola Pharmaceuticals Inc(a)(b)	115,758
2,304	Prestige Brands Holdings Inc(a)	127,642
2,979	Prothena Corp PLC(a)(b)	104,146
4,835	Quanta Services Inc(a)	111,785
3,182	Radius Health Inc(a)(b)	116,939
11,872	RadNet Inc(a)	63,396
2,555	Repligen Corp(a)	69,905
7,872	Rigel Pharmaceuticals Inc(a)	17,555
6,037	Rockwell Medical Inc(a)	45,700
7,720	RPX Corp(a)	70,792
2,394	Sage Therapeutics Inc(a)(b)	72,131
1,100	Sanderson Farms Inc(b)	95,304
6,454	Select Medical Holdings Corp(a)	70,155
1,909	Spark Therapeutics Inc(a)(b)	97,607
12,878	Spectranetics Corp(a)(b)	240,947
1,553	STERIS Corp	106,769
6,301	Sucampo Pharmaceuticals Inc Class A(a)	69,122
5,257	Supernus Pharmaceuticals Inc(a)	107,085
10,318	Surgery Partners Inc(a)	184,692
2,650	Surgical Care Affiliates Inc(a)	126,326
1,152	Team Health Holdings Inc(a)	46,852
6,610	Teladoc Inc(a)	105,892
4,404	TESARO Inc(a)(b)	370,156
1,149	Tokai Pharmaceuticals Inc(a)	6,331
7,832	Travelport Worldwide Ltd	100,954
5,760	TrueBlue Inc(a)	108,979
864	Ultragenyx Pharmaceutical Inc(a)	42,258
2,304	uniQure NV(a)(b)	16,980
3,650	Vantiv Inc Class A(a)	206,590
141	Vascular Solutions Inc(a)	5,874
3,069	Vector Group Ltd(b)	68,807
3,223	VWR Corp(a)	93,145
4,870	WhiteWave Foods Co Class A(a)	228,598
8,303	Wright Medical Group NV(a)(b)	144,223
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,422	Zeltiq Aesthetics Inc(a)(b)	$ 175,515
		16,039,479
Energy — 1.14%
6,696	Callon Petroleum Co(a)	75,196
2,365	Diamondback Energy Inc(a)	215,712
1,152	Gulfport Energy Corp(a)	36,011
5,059	Memorial Resource Development Corp(a)	80,337
10,360	QEP Resources Inc	182,647
		589,903
Financial — 8.04%
3,686	AmTrust Financial Services Inc	90,307
4,829	Argo Group International Holdings Ltd	250,625
4,407	BofI Holding Inc(a)(b)	78,048
1,836	Cardinal Financial Corp	40,282
2,950	Chesapeake Lodging Trust REIT	68,587
5,993	Communications Sales & Leasing Inc REIT(a)	173,198
3,687	Customers Bancorp Inc(a)	92,654
3,305	E*TRADE Financial Corp(a)	77,634
4,841	Employers Holdings Inc	140,486
1,305	Encore Capital Group Inc(a)(b)	30,707
15,510	Essent Group Ltd(a)	338,273
5,929	Evercore Partners Inc Class A	262,002
2,998	FCB Financial Holdings Inc Class A(a)	101,932
4,379	Federated National Holding Co	83,376
25,692	First BanCorp(a)	101,997
2,103	GEO Group Inc REIT	71,881
3,165	Hannon Armstrong Sustainable Infrastructure Capital Inc REIT(b)	68,364
1,678	HomeStreet Inc(a)	33,426
2,106	Lazard Ltd LP Class A	62,717
1,920	National Health Investors Inc REIT	144,173
5,672	PennyMac Financial Services Inc Class A(a)	70,843
4,419	QTS Realty Trust Inc Class A	247,376
3,070	RE/MAX Holdings Inc Class A	123,598
4,092	Rexford Industrial Realty Inc REIT	86,300
3,899	ServisFirst Bancshares Inc(b)	192,572
1,140	Signature Bank(a)	142,409
4,086	STAG Industrial Inc REIT	97,288
4,790	Stifel Financial Corp(a)	150,645
2,030	SVB Financial Group(a)	193,175
6,799	United Insurance Holdings Corp	111,368
7,920	Virtu Financial Inc Class A	142,560
1,240	Virtus Investment Partners Inc(b)	88,263
1,482	WageWorks Inc(a)	88,638
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,349	Western Alliance Bancorp(a)	$ 109,345
		4,155,049
Industrial — 14.28%
4,838	Advanced Energy Industries Inc(a)	183,651
2,000	Aerovironment Inc(a)	55,600
5,630	Air Transport Services Group Inc(a)	72,965
2,304	Altra Industrial Motion Corp	62,162
2,916	AO Smith Corp	256,929
5,830	Apogee Enterprises Inc	270,221
6,342	Applied Optoelectronics Inc(a)(b)	70,713
2,881	Argan Inc	120,195
1,387	Arrow Electronics Inc(a)	85,855
1,843	AZZ Inc	110,543
9,440	Boise Cascade Co(a)	216,648
8,111	Builders FirstSource Inc(a)	91,249
2,378	CaesarStone Sdot-Yam Ltd(a)	82,659
5,727	Chicago Bridge & Iron Co NV	198,326
2,814	Comfort Systems USA Inc	91,652
5,532	Continental Building Products Inc(a)	122,976
1,608	Cubic Corp	64,577
2,819	Dycom Industries Inc(a)	253,033
3,411	Echo Global Logistics Inc(a)	76,475
2,190	EnerSys	130,239
2,325	Fabrinet (a)	86,304
4,660	Fluidigm Corp(a)	42,080
15,140	GasLog Ltd(b)	196,517
3,070	Genesee & Wyoming Inc Class A(a)	180,977
4,490	Granite Construction Inc	204,520
7,070	Hub Group Inc Class A(a)	271,276
3,318	II-VI Inc(a)	62,246
11,394	IMAX Corp(a)	335,895
7,275	Imprivata Inc(a)	101,850
1,729	Kadant Inc	89,061
3,132	KapStone Paper & Packaging Corp	40,747
8,159	Kratos Defense & Security Solutions Inc(a)(b)	33,452
855	Littelfuse Inc	101,052
5,774	LSI Industries Inc	63,918
2,460	Masonite International Corp(a)	162,704
6,884	MasTec Inc(a)	153,651
1,612	Matson Inc	52,051
1,498	MSA Safety Inc	78,690
13,761	NCI Building Systems Inc(a)	220,038
2,940	OSI Systems Inc(a)	170,902
4,802	Patrick Industries Inc(a)	289,513
26,111	PGT Inc(a)	268,943
2,304	Plexus Corp(a)	99,533
350	RBC Bearings Inc(a)	25,375
1,528	Rogers Corp(a)	93,361
3,895	Saia Inc(a)	97,920
2,793	Sensata Technologies Holding NV(a)	97,448
1,729	Standex International Corp	142,867
Shares		Fair Value
Industrial — (continued)
3,400	Stoneridge Inc(a)	$ 50,796
3,222	Summit Materials Inc Class A(a)	65,922
9,500	Swift Transportation Co(a)(b)	146,395
1,886	TASER International Inc(a)(b)	46,924
3,112	Tetra Tech Inc	95,678
1,152	Trex Company Inc(a)	51,748
2,998	Trinseo SA	128,704
4,538	US Concrete Inc(a)(b)	276,410
2,420	Woodward Inc	139,489
		7,381,625
Technology — 20.68%
10,648	2U Inc(a)(b)	313,158
11,080	Acxiom Corp(a)	243,649
1,381	Ambarella Inc(a)	70,169
13,762	Apigee Corp(a)	168,172
29,382	Applied Micro Circuits Corp(a)	188,632
2,304	Aspen Technology Inc(a)	92,713
7,776	Benefitfocus Inc(a)(b)	296,421
1,958	Blackbaud Inc	132,948
2,679	BroadSoft Inc(a)	109,919
11,394	Cadence Design Systems Inc(a)	276,874
4,688	Callidus Software Inc(a)	93,666
1,753	Cavium Inc(a)(b)	67,666
6,223	CEVA Inc(a)	169,079
2,266	Cirrus Logic Inc(a)	87,898
8,872	Cornerstone OnDemand Inc(a)	337,668
1,909	Cray Inc(a)	57,117
2,486	CSG Systems International Inc	100,211
4,310	CyberArk Software Ltd(a)	209,423
32,429	Cypress Semiconductor Corp(b)	342,126
7,492	DSP Group Inc(a)	79,490
14,195	Evolent Health Inc Class A(a)(b)	272,544
11,469	Five9 Inc(a)	136,481
2,039	FleetMatics Group PLC(a)	88,350
20,280	FormFactor Inc(a)	182,317
2,060	Globant SA(a)	81,061
10,530	Hortonworks Inc(a)(b)	112,566
3,348	Inphi Corp(a)	107,236
6,405	Instructure Inc(a)(b)	121,695
5,054	Integrated Device Technology Inc(a)	101,737
4,034	Intersil Corp Class A	54,620
2,107	j2 Global Inc	133,099
16,369	Lattice Semiconductor Corp(a)	87,574
7,340	Materialise NV ADR(a)(b)	52,481
3,480	MAXIMUS Inc	192,688
7,872	MaxLinear Inc Class A(a)	141,539
2,754	Medidata Solutions Inc(a)	129,080
3,192	Mellanox Technologies Ltd(a)	153,088
5,070	Mentor Graphics Corp	107,788
9,670	Microsemi Corp(a)	316,016
1,911	MKS Instruments Inc	82,288
19,041	MobileIron Inc(a)	58,075
1,524	Monolithic Power Systems Inc	104,120
921	MTS Systems Corp(b)	40,377
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
8,620	Nanometrics Inc(a)	$ 179,210
4,642	NCR Corp(a)	128,908
806	NetScout Systems Inc(a)	17,933
9,682	ON Semiconductor Corp(a)	85,395
1,652	Paycom Software Inc(a)(b)	71,383
2,135	Photronics Inc(a)	19,023
1,612	Power Integrations Inc	80,713
2,115	Press Ganey Holdings Inc(a)	83,225
2,462	Proofpoint Inc(a)	155,328
6,509	PROS Holdings Inc(a)	113,452
7,360	PTC Inc(a)	276,589
4,495	QAD Inc Class A	86,619
9,910	Qlik Technologies Inc(a)	293,138
10,125	RealPage Inc(a)	226,091
4,790	SecureWorks Corp Class A(a)	67,539
1,267	Semtech Corp(a)	30,231
921	Silicon Laboratories Inc(a)	44,890
6,723	Silicon Motion Technology Corp ADR	321,359
5,973	Silver Spring Networks Inc(a)	72,572
1,454	Skyworks Solutions Inc	92,009
13,300	SS&C Technologies Holdings Inc	373,464
782	Synaptics Inc(a)	42,032
5,218	Synchronoss Technologies Inc(a)	166,245
921	SYNNEX Corp	87,329
13,500	Teradyne Inc	265,815
2,772	Tessera Technologies Inc	84,934
9,287	Tower Semiconductor Ltd(a)(b)	115,344
2,322	TubeMogul Inc(a)	27,632
1,386	Tyler Technologies Inc(a)	231,060
1,268	Ultimate Software Group Inc(a)	266,648
3,309	Veeva Systems Inc Class A(a)	112,903
2,881	VeriFone Systems Inc(a)	53,414
2,190	Verint Systems Inc(a)	72,555
4,407	Xactly Corp(a)	56,454
		10,695,255
TOTAL COMMON STOCK — 96.18% (Cost $49,726,871)		$ 49,734,108
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 17.21%
$2,113,098	Undivided interest of 1.92% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $2,113,098 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)
		$ 2,113,098
2,113,099	Undivided interest of 1.95% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $2,113,099 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)	2,113,099
444,772	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $444,772 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)	444,772
2,113,099	Undivided interest of 4.42% in a repurchase agreement (principal amount/value $47,815,459 with a maturity value of $47,816,043) with Merrill Lynch, Pierce, Fenner & Smith, 0.44%, dated 6/30/16 to be repurchased at $2,113,099 on 7/1/16 collateralized by Government National Mortgage Association securities, 4.00%, 3/20/46 - 5/20/46, with a value of $48,771,768.(c)	2,113,099
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$2,113,099	Undivided interest of 4.66% in a repurchase agreement (principal amount/value $45,326,673 with a maturity value of $45,327,177) with HSBC Securities (USA) Inc, 0.40%, dated 6/30/16 to be repurchased at $2,113,099 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 8.00%, 8/1/22 - 6/1/46, with a value of $46,233,342.(c)
$ 2,113,099
SHORT TERM INVESTMENTS — 17.21% (Cost $8,897,167)	$ 8,897,167
TOTAL INVESTMENTS — 113.39% (Cost $58,624,038)	$58,631,275
OTHER ASSETS & LIABILITIES, NET — (13.39)%	$ (6,923,617)
TOTAL NET ASSETS — 100.00%	$51,707,658
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2016.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Multi-Manager Small Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $8,635,048 of securities on loan)(a)	$49,734,108
Repurchase agreements, fair value(b)	8,897,167
Cash	2,448,712
Subscriptions receivable	12,925
Receivable for investments sold	1,191,560
Dividends receivable	22,342
Total Assets	62,306,814
LIABILITIES:
Payable to investment adviser	37,919
Payable for administrative services fees	1,845
Payable upon return of securities loaned	8,897,167
Redemptions payable	14,342
Payable for investments purchased	1,647,883
Total Liabilities	10,599,156
NET ASSETS	$51,707,658
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$580,797
Paid-in capital in excess of par	56,053,494
Net unrealized appreciation	7,237
Undistributed net investment income	4,401
Accumulated net realized loss	(4,938,271)
NET ASSETS	$51,707,658
NET ASSETS BY CLASS
Initial Class	$6,430,020
Institutional Class	$45,277,638
CAPITAL STOCK:
Authorized
Initial Class	30,000,000
Institutional Class	90,000,000
Issued and Outstanding
Initial Class	723,371
Institutional Class	5,084,600
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.89
Institutional Class	$8.90
(a) Cost of investments	$49,726,871
(b) Cost of repurchase agreements	$8,897,167
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$79
Income from securities lending	32,688
Dividends	249,578
Foreign withholding tax	(457)
Total Income	281,888
EXPENSES:
Management fees	218,671
Administrative services fees – Initial Class	10,813
Total Expenses	229,484
NET INVESTMENT INCOME	52,404
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,290,349)
Net change in unrealized appreciation on investments	1,401,606
Net Realized and Unrealized Loss	(1,888,743)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,836,339)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Multi-Manager Small Cap Growth Fund	2016 (Unaudited)	2015 (a)
OPERATIONS:
Net investment income (loss)	$52,404	$(51,162)
Net realized loss	(3,290,349)	(1,648,527)
Net change in unrealized appreciation (depreciation)	1,401,606	(1,394,369)
Net Decrease in Net Assets Resulting from Operations	(1,836,339)	(3,094,058)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(48,003)	-
From net investment income	(48,003)	0
Total Distributions	(48,003)	0
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	1,317,205	7,892,020
Institutional Class	9,529,801	51,540,098
Shares issued in reinvestment of distributions
Institutional Class	48,003	-
Shares redeemed
Initial Class	(1,619,370)	(393,267)
Institutional Class	(5,459,553)	(6,168,879)
Net Increase in Net Assets Resulting from Capital Share Transactions	3,816,086	52,869,972
Total Increase in Net Assets	1,931,744	49,775,914
NET ASSETS:
Beginning of Period	49,775,914	0
End of Period(b)	$51,707,658	$49,775,914
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	161,216	793,878
Institutional Class	1,153,251	5,192,960
Shares issued in reinvestment of distributions
Institutional Class	5,543	-
Shares redeemed
Initial Class	(190,956)	(40,767)
Institutional Class	(633,388)	(633,766)
Net Increase	495,666	5,312,305
(a) Fund commenced operations on September 10, 2015.
(b) Including undistributed net investment income:	$4,401	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized loss	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Initial Class
06/30/2016	$ 9.36	(0.00) (c)	(0.47)	(0.47)	-	-	(0.00)	$8.89	(5.02%) (d)
12/31/2015 (e)	$10.00	(0.02)	(0.62)	(0.64)	-	-	(0.00)	$9.36	(6.40%) (d)
Institutional Class
06/30/2016	$ 9.37	0.01	(0.47)	(0.46)	(0.01)	-	(0.01)	$8.90	(4.91%) (d)
12/31/2015 (e)	$10.00	(0.01)	(0.62)	(0.63)	-	-	(0.00)	$9.37	(6.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 6,430	1.25% (g)	1.25% (g)	N/A	(0.09%) (g)	47% (d)
12/31/2015 (e)	$ 7,050	1.25% (g)	1.25% (g)	N/A	(0.63%) (g)	25% (d)
Institutional Class
06/30/2016	$45,278	0.90% (g)	0.90% (g)	N/A	0.26% (g)	47% (d)
12/31/2015 (e)	$42,726	0.90% (g)	0.90% (g)	N/A	(0.28%) (g)	25% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Amount was less than $0.01 per share.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on September 10, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-MANAGER SMALL CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Multi-Manager Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 49,734,108	$ —	$ —	$ 49,734,108
Short Term Investments	—	8,897,167	—	8,897,167
Total Assets	$ 49,734,108	$ 8,897,167	$ 0	$ 58,631,275
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 30, 2016

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$59,739,242
Gross unrealized appreciation on investments	4,454,560
Gross unrealized depreciation on investments	(5,562,527)
Net unrealized depreciation on investments	$(1,107,967)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into sub-advisory agreements with Putnam Investment Management, LLC, Peregrine Capital Management, Inc. and Lord, Abbett & Co LLC. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2016

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $25,308,777 and $22,470,602, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $8,635,048 and received collateral as reported on the Statement of Assets and Liabilities of $8,897,167 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Multi-Manager Small Cap Growth Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of the sub-advisers to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed, the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. The Board also considered the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
Given the Fund’s inception date of September 10, 2015, the Board was not provided with and did not consider information regarding the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fees to the sub-advisers. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee was higher than the average and median management fees in its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average and median management fees in its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and the Fund’s expense ratio was lower than the average and median expense ratio of the funds in the peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continue to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.
Investment Sub-Advisory Contract Approval
At the same meeting, the Board, including the Independent Directors, approved a new investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Peregrine Capital Management, Inc. (“Peregrine”). In approving the Sub-Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
The Board considered that Peregrine, a current sub-adviser of the Fund, was engaging in a change of control transaction scheduled to close in July 2016. The Board considered that, under the Sub-Advisory Agreement, the same services would be provided to the Fund by the same portfolio management team, operating under the same compliance policies and procedures and management supervision as under the agreement with Peregrine currently in effect. The Board took into account that, at its June 2015 meeting, the Board received and considered information regarding, among other things, the nature, extent and quality of services to be provided to the Fund by Peregrine. The Board also noted that the contractual terms of the Sub-Advisory Agreement, including Peregrine’s obligations thereunder, were the same as the prior agreement in all material respects, except for the fee schedule. The Board considered Peregrine’s representation that there would be no reduction in the quality or quantity of services provided to the Fund. Based upon all of the information considered and the conclusions reached, in particular the information received and considered at its June 2015 meeting, the Board determined that the terms of the Sub-Advisory Agreement are reasonable and that it was in the best interests of the Fund to approve the Sub-Advisory Agreement.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016